Financial Instruments - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Financial Instruments [Line Items]
Estimated fair values of bank guarantees	₨ 17,060.2	$ 181.9	₨ 12,875.5
Margins in the form of cash and fixed deposit available to the bank to reimburse losses realized under guarantees	372,800.0		365,600.0
Outstanding Undrawn commitments to provide loans and financing to customers	1,648,500.0	17,600.0	1,222,200.0
Unconditional cancellable commitments	13,109,300.0	$ 139,700.0	10,335,600.0
Guarantees
Financial Instruments [Line Items]
Estimated fair values of bank guarantees	₨ 15,535.4		₨ 11,413.0
Minimum
Financial Instruments [Line Items]
Remaining tenure of guarantees outstanding	1 day
Maximum
Financial Instruments [Line Items]
Remaining tenure of guarantees outstanding	24 years 8 months 12 days